Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	$ 3,778	$ 3,549	$ 3,778	$ 3,549
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	1,691	1,567	1,691	1,567
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	1,297	1,250	1,297	1,250
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	774	708	774	708
Acquired credit-impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at end of period	16	24	16	24
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	107	91	110	107
Net remeasurement due to transfers		(2)	(3)	(4)
New originations or purchases	2	2	5	6
Net repayments		(1)	(1)	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(5)	(2)	(11)	(3)
Changes to risk, parameters, and models	12	10	23	8
Write-offs	(6)	(7)	(13)	(14)
Recoveries		1		2
Foreign exchange and other adjustments		3		(1)
Balance at end of period	110	95	110	95
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	25	23	24	24
Net remeasurement due to transfers	(2)	(3)	(6)	(7)
New originations or purchases	2	2	5	6
Net repayments				(1)
Derecognition of financial assets (excluding disposals and write-offs)		(1)	(1)	(1)
Changes to risk, parameters, and models	(1)	(2)	(9)	(7)
Balance at end of period	27	23	27	23
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	4	5	17	11
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)	(1)	(2)	(2)
Residential mortgages [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage			(1)
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	30	22	34	26
Net remeasurement due to transfers	2	1	3	3
Net repayments			(1)	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(1)		(2)	(1)
Changes to risk, parameters, and models	4	5	12	9
Foreign exchange and other adjustments		1		(1)
Balance at end of period	32	24	32	24
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)	(5)	(16)	(11)
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	3	2	6	4
Residential mortgages [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(2)	(4)	(4)
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	48	39	47	45
Derecognition of financial assets (excluding disposals and write-offs)	(4)	(1)	(8)	(1)
Changes to risk, parameters, and models	9	7	21	8
Write-offs	(6)	(7)	(13)	(14)
Recoveries		1		2
Foreign exchange and other adjustments		1		(1)
Balance at end of period	47	41	47	41
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage			(1)
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(1)	(4)	(2)
Residential mortgages [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	2	2	5	4
Residential mortgages [member] | Acquired credit-impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	4	7	5	12
Net repayments		(1)		(4)
Changes to risk, parameters, and models			(1)	(2)
Foreign exchange and other adjustments		1		1
Balance at end of period	4	7	4	7
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,194	1,100	1,171	1,055
Net remeasurement due to transfers	6		15	14
New originations or purchases	73	72	139	142
Net repayments	(33)	(27)	(64)	(35)
Derecognition of financial assets (excluding disposals and write-offs)	(62)	(60)	(123)	(121)
Changes to risk, parameters, and models	250	222	537	472
Write-offs	(280)	(263)	(586)	(528)
Recoveries	68	62	128	131
Foreign exchange and other adjustments	13	22	12	(2)
Balance, including off-balance sheet instruments, at end of period	1,229	1,128	1,229	1,128
Less: Allowance for off-balance sheet instruments	70	71	70	71
Balance at end of period	1,159	1,057	1,159	1,057
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	598	535	599	529
Net remeasurement due to transfers	(34)	(31)	(68)	(59)
New originations or purchases	73	72	139	142
Net repayments	(22)	(13)	(43)	(13)
Derecognition of financial assets (excluding disposals and write-offs)	(18)	(29)	(38)	(54)
Changes to risk, parameters, and models	(7)	(14)	(48)	(46)
Foreign exchange and other adjustments	5	11	5
Balance, including off-balance sheet instruments, at end of period	647	572	647	572
Less: Allowance for off-balance sheet instruments	26	25	26	25
Balance at end of period	621	547	621	547
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	84	77	167	146
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(28)	(27)	(57)	(60)
Consumer instalment and other personal [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)	(9)	(9)	(13)
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	413	381	392	355
Net remeasurement due to transfers	38	29	78	68
Net repayments	(8)	(7)	(15)	(13)
Derecognition of financial assets (excluding disposals and write-offs)	(26)	(20)	(52)	(47)
Changes to risk, parameters, and models	74	70	180	166
Foreign exchange and other adjustments	5	7	4	(1)
Balance, including off-balance sheet instruments, at end of period	401	382	401	382
Less: Allowance for off-balance sheet instruments	44	46	44	46
Balance at end of period	357	336	357	336
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(80)	(73)	(158)	(138)
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	39	38	78	80
Consumer instalment and other personal [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(54)	(43)	(106)	(88)
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	181	179	178	166
Net remeasurement due to transfers	2	2	5	5
Net repayments	(3)	(6)	(6)	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(18)	(11)	(33)	(20)
Changes to risk, parameters, and models	183	167	405	351
Write-offs	(280)	(263)	(586)	(528)
Recoveries	68	61	128	130
Foreign exchange and other adjustments	3	4	3	(1)
Balance, including off-balance sheet instruments, at end of period	179	170	179	170
Balance at end of period	179	170	179	170
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(4)	(4)	(9)	(8)
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(11)	(11)	(21)	(20)
Consumer instalment and other personal [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	58	52	115	101
Consumer instalment and other personal [member] | Acquired credit-impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	2	5	2	5
Net repayments		(1)		(3)
Changes to risk, parameters, and models		(1)		1
Recoveries		1		1
Balance, including off-balance sheet instruments, at end of period	2	4	2	4
Balance at end of period	2	4	2	4
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,889	1,663	1,740	1,605
Net remeasurement due to transfers	29	17	66	61
New originations or purchases	35	45	65	112
Net repayments	3	18	9	63
Derecognition of financial assets (excluding disposals and write-offs)	(191)	(175)	(296)	(250)
Changes to risk, parameters, and models	465	406	995	749
Disposals		(10)		(18)
Write-offs	(443)	(385)	(861)	(757)
Recoveries	78	68	149	129
Foreign exchange and other adjustments	24	47	22
Balance, including off-balance sheet instruments, at end of period	1,889	1,694	1,889	1,694
Less: Allowance for off-balance sheet instruments	798	657	798	657
Balance at end of period	1,091	1,037	1,091	1,037
Credit card [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	865	737	819	763
Net remeasurement due to transfers	(55)	(46)	(111)	(91)
New originations or purchases	35	45	65	112
Net repayments	(1)	13	38	84
Derecognition of financial assets (excluding disposals and write-offs)	(27)	(31)	(47)	(57)
Changes to risk, parameters, and models	(50)	(52)	(130)	(173)
Disposals		(4)		(8)
Foreign exchange and other adjustments	12	19	10	(3)
Balance, including off-balance sheet instruments, at end of period	880	764	880	764
Less: Allowance for off-balance sheet instruments	480	393	480	393
Balance at end of period	400	371	400	371
Credit card [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	164	130	363	254
Credit card [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(55)	(39)	(111)	(93)
Credit card [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(8)	(8)	(16)	(24)
Credit card [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	635	585	580	521
Net remeasurement due to transfers	75	54	154	113
Net repayments	(1)	(12)	1	(4)
Derecognition of financial assets (excluding disposals and write-offs)	(33)	(27)	(54)	(57)
Changes to risk, parameters, and models	176	150	409	343
Disposals		(4)		(7)
Foreign exchange and other adjustments	7	15	6	3
Balance, including off-balance sheet instruments, at end of period	627	582	627	582
Less: Allowance for off-balance sheet instruments	318	264	318	264
Balance at end of period	309	318	309	318
Credit card [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(155)	(120)	(296)	(234)
Credit card [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	72	54	143	126
Credit card [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(149)	(113)	(316)	(222)
Credit card [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	389	341	341	321
Net remeasurement due to transfers	9	9	23	39
Net repayments	5	17	(30)	(17)
Derecognition of financial assets (excluding disposals and write-offs)	(131)	(117)	(195)	(136)
Changes to risk, parameters, and models	339	308	716	579
Disposals		(2)		(3)
Write-offs	(443)	(385)	(861)	(757)
Recoveries	78	68	149	129
Foreign exchange and other adjustments	5	13	6
Balance, including off-balance sheet instruments, at end of period	382	348	382	348
Balance at end of period	382	348	382	348
Credit card [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(9)	(10)	(67)	(20)
Credit card [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(17)	(15)	(32)	(33)
Credit card [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	157	121	332	246
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	1,608	1,458	1,557	1,525
Net remeasurement due to transfers	14	7	22	17
New originations or purchases	104	119	213	205
Net repayments	(18)	(18)	(27)	(40)
Derecognition of financial assets (excluding disposals and write-offs)	(172)	(215)	(388)	(403)
Changes to risk, parameters, and models	123	124	309	244
Disposals				(5)
Write-offs	(40)	(41)	(75)	(74)
Recoveries	13	17	24	35
Foreign exchange and other adjustments	23	46	20	(7)
Balance, including off-balance sheet instruments, at end of period	1,655	1,497	1,655	1,497
Less: Allowance for off-balance sheet instruments	237	137	237	137
Balance at end of period	1,418	1,360	1,418	1,360
Businesses and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	725	663	736	706
Net remeasurement due to transfers	(14)	(11)	(27)	(18)
New originations or purchases	104	119	213	205
Net repayments	(5)	(5)	2	(6)
Derecognition of financial assets (excluding disposals and write-offs)	(74)	(102)	(168)	(194)
Changes to risk, parameters, and models	(31)	9	(64)	(3)
Foreign exchange and other adjustments	11	23	11	(4)
Balance, including off-balance sheet instruments, at end of period	717	696	717	696
Less: Allowance for off-balance sheet instruments	74	70	74	70
Balance at end of period	643	626	643	626
Businesses and government [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	41	38	85	66
Businesses and government [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(38)	(36)	(68)	(52)
Businesses and government [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(2)	(3)	(4)
Businesses and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	711	628	690	627
Net remeasurement due to transfers	27	17	47	32
Net repayments	(10)	(12)	(22)	(22)
Derecognition of financial assets (excluding disposals and write-offs)	(73)	(95)	(183)	(184)
Changes to risk, parameters, and models	127	95	280	226
Foreign exchange and other adjustments	9	18	8	(2)
Balance, including off-balance sheet instruments, at end of period	762	639	762	639
Less: Allowance for off-balance sheet instruments	163	67	163	67
Balance at end of period	599	572	599	572
Businesses and government [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(40)	(37)	(82)	(64)
Businesses and government [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	40	38	72	55
Businesses and government [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(29)	(13)	(48)	(29)
Businesses and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	162	153	120	174
Net remeasurement due to transfers	1	1	2	3
Net repayments	(4)	(2)	(8)	(11)
Derecognition of financial assets (excluding disposals and write-offs)	(25)	(17)	(37)	(24)
Changes to risk, parameters, and models	31	23	101	26
Disposals				(5)
Write-offs	(40)	(41)	(75)	(73)
Recoveries	11	16	19	32
Foreign exchange and other adjustments	2	4		(1)
Balance, including off-balance sheet instruments, at end of period	166	149	166	149
Balance at end of period	166	149	166	149
Businesses and government [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)	(1)	(3)	(2)
Businesses and government [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(2)	(4)	(3)
Businesses and government [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	31	15	51	33
Businesses and government [member] | Acquired credit-impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance, including off-balance sheet instruments, at beginning of period	10	14	11	18
Net repayments	1	1	1	(1)
Derecognition of financial assets (excluding disposals and write-offs)		(1)		(1)
Changes to risk, parameters, and models	(4)	(3)	(8)	(5)
Write-offs				(1)
Recoveries	2	1	5	3
Foreign exchange and other adjustments	1	1	1
Balance, including off-balance sheet instruments, at end of period	10	13	10	13
Balance at end of period	$ 10	$ 13	$ 10	$ 13